Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)
Balance at Dec. 31, 2019	¥ (706,319)		¥ 41		¥ 0	¥ 27,240	¥ (733,600)
Balance (Shares) at Dec. 31, 2019 | shares			1,203,526,000
Preferred shares redemption value accretion	(285,668)				(169,359)		(116,309)
Share-based payment compensation	169,359				169,359
Deemed dividend on modification on preferred shares	(67,975)						(67,975)
Deemed dividend upon issuance of warrants	(90,268)						(90,268)
Net profit (loss) for the year	(663,869)						(663,869)
Other comprehensive income (loss)	(12,284)					(12,284)
Balance at Dec. 31, 2020	(1,657,024)		¥ 41			14,956	(1,672,021)
Balance (Shares) at Dec. 31, 2020 | shares			1,203,526,000
Preferred shares redemption value accretion	(152,287)				(63,752)		(88,535)
Share-based payment compensation	283,291				283,291
Issuance of ordinary shares, net of issuance cost upon initial public offering	2,133,437		¥ 10		2,133,427
Issuance of ordinary shares, net of issuance cost upon initial public offering (Shares) | shares			300,000,000
Conversion of convertible redeemable preferred shares upon initial public offering	4,989,623		¥ 83		4,989,540
Conversion of convertible redeemable preferred shares upon initial public offering (Shares) | shares			2,437,739,290
Share repurchase	(16,546)				(16,546)
Share repurchase (Shares) | shares				(13,606,230)
Exercise of share options	3,460				3,460
Net profit (loss) for the year	(1,574,080)						(1,574,080)
Exercise of share options (Shares) | shares			15,142,550
Other comprehensive income (loss)	(36,448)					(36,448)
Balance at Dec. 31, 2021	3,973,426		¥ 134		7,329,420	(21,492)	(3,334,636)
Balance (Shares) at Dec. 31, 2021 | shares			3,956,407,840	(13,606,230)
Preferred shares redemption value accretion	0
Share-based payment compensation	112,026				112,026
Share repurchase	(67,022)			¥ (3)	(67,019)
Share repurchase (Shares) | shares				(70,748,340)
Exercise of share options	10,244		¥ 1		10,243
Net profit (loss) for the year	607,717	$ 88,110					607,717
Exercise of share options (Shares) | shares			37,892,390
Other comprehensive income (loss)	129,737					129,737
Balance at Dec. 31, 2022	¥ 4,766,128	$ 691,025	¥ 135	¥ (3)	¥ 7,384,670	¥ 108,245	¥ (2,726,919)
Balance (Shares) at Dec. 31, 2022 | shares			3,994,300,230	(84,354,570)